Notes Payable and Revolving Line of Credit (Tables)	3 Months Ended
Mar. 31, 2023
Notes Payable and Revolving Line of Credit
Schedule of Notes Payable and Revolving Line of Credit

Notes payable and revolving line of credit consisted of the following:

	March 31,	December 31,
	2023	2022
Senior term loan	$4,430,556	$—
Facility term loan	2,455,144	—
Mezzanine term loan	30,000,000	—
	36,885,700	—
Less: Unamortized debt issuance fees	632,864	—
Less: current portion	2,394,421	—
Total long-term notes payable	$33,858,415	$—